Revenue	12 Months Ended
Dec. 31, 2019
Revenue [Abstract]
Revenue
21.	Revenue

The Company’s revenue is solely from contracts with customers and is comprised of revenue from the sale of cannabis and ornamental flowers. Cannabis revenue is comprised of sales to Provincial boards that sell cannabis through their respective distribution models, sales to licensed producers for further processing, and sales to medical customers. Ornamental flower revenue is comprised of sales of ornamental flowers and herbs to customers.

	Year ended December 31	Ten months ended December 31	Year ended February 28
	2019	2018	2018
Cannabis revenue
Provincial boards	13,386	—	—
Medical	24	—	—
Licensed producers	53,517	—	—
Cannabis revenue	66,927	—	—
Ornamental flower revenue	12,298	—	—
Gross revenue	79,225	—	—
(1)	The Company had four major customers each with revenue in excess of 10% of total cannabis revenue. Sales to major customers totaled $40.7 million for the year ended December 31, 2019 (2018 - $nil).
(2)	Cannabis revenue recognized during the year ended December 31, 2019 is attributed to Canada and Ornamental flower revenue for the year ended December 31, 2019 is attributed to the United Kingdom.

The Company has recognized the following receivables from contracts with customers:

	December 31, 2019	December 31, 2018	February 28, 2018
Receivables, included in 'trade receivables' (note 7)	24,684	209	—

Receivables from contracts with customers are typically settled within 30 days. As at December 31, 2019, an impairment loss of $0.6 million has been recognized on receivables from contracts with customers (note 26).